Lease Right-of-Use Asset and Lease Liabilities - Schedule of Initial Recognition of Operating Lease Right and Lease Liability (Details) (10-K)	Aug. 02, 2019 USD ($)
Leases [Abstract]
Gross lease payable	$ 27,632
Less: imputed interest	(860)
Initial recognition as of August 1, 2019	$ 26,772